Schedule of investments
Optimum Small-Mid Cap Growth Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.04%
Communication Services — 1.06%
Lions Gate Entertainment Class B †	180,076	$ 1,543,251
TKO Group Holdings	56,043	6,052,084
		7,595,335
Consumer Discretionary — 12.24%
Academy Sports & Outdoors	54,440	2,898,930
Birkenstock Holding †	64,184	3,492,251
Boot Barn Holdings †	40,896	5,272,721
Burlington Stores †	23,208	5,569,920
Cava Group †	30,710	2,848,353
Chewy Class A †	154,608	4,211,522
Churchill Downs	60,131	8,394,288
Domino's Pizza	12,916	6,668,918
Dutch Bros Class A †	270,631	11,204,123
Five Below †	19,150	2,086,776
International Game Technology	201,319	4,118,987
Meritage Homes	21,507	3,480,908
Modine Manufacturing †	31,070	3,112,903
Ollie's Bargain Outlet Holdings †	36,189	3,552,674
On Holding Class A †	110,085	4,271,298
Papa John's International	40,864	1,919,791
Patrick Industries	29,273	3,177,584
Royal Caribbean Cruises †	27,607	4,401,384
Skyline Champion †	41,689	2,824,430
Sweetgreen Class A †	142,532	4,295,914
		87,803,675
Consumer Staples — 6.21%
BellRing Brands †	140,524	8,029,541
BJ's Wholesale Club Holdings †	111,771	9,817,965
elf Beauty †	38,100	8,028,432
Freshpet †	62,304	8,061,514
Lamb Weston Holdings	39,036	3,282,147
Oddity Tech Class A †	47,591	1,868,423
Performance Food Group †	61,360	4,056,510
SunOpta †	258,430	1,395,522
		44,540,054
Energy — 3.17%
Chesapeake Energy	52,504	4,315,304
Civitas Resources	34,377	2,372,013
Matador Resources	190,784	11,370,727
Permian Resources	112,027	1,809,236
TechnipFMC	109,882	2,873,414
		22,740,694
Financials — 9.95%
Baldwin Insurance Group †	139,407	4,944,766
BGC Group Class A	847,342	7,032,939
Blue Owl Capital	300,092	5,326,633
Bowhead Specialty Holdings †	37,920	960,893
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Essent Group	63,112	$ 3,546,263
Evercore Class A	18,511	3,858,248
Flywire †	128,205	2,101,280
Lazard	165,839	6,331,733
Palomar Holdings †	30,976	2,513,702
PennyMac Financial Services	101,988	9,648,065
Ryan Specialty Holdings	78,584	4,550,799
Shift4 Payments Class A †	41,587	3,050,407
Skyward Specialty Insurance Group †	100,952	3,652,443
Stifel Financial	62,301	5,242,629
Triumph Financial †	49,483	4,045,235
Virtu Financial Class A	84,337	1,893,366
WEX †	15,059	2,667,551
		71,366,952
Healthcare — 20.72%
ADMA Biologics †	182,333	2,038,483
Amicus Therapeutics †	255,447	2,534,034
Apellis Pharmaceuticals †	35,979	1,380,154
Applied Therapeutics †	229,153	1,070,145
Ardelyx †	226,655	1,679,514
Avantor †	527,201	11,176,661
Axsome Therapeutics †	27,902	2,246,111
Azenta †	30,757	1,618,433
Biohaven †	43,909	1,524,081
BioLife Solutions †	94,475	2,024,599
Blueprint Medicines †	58,091	6,261,048
CONMED	32,950	2,284,094
Cytokinetics †	43,599	2,362,194
Dynavax Technologies †	169,680	1,905,506
Encompass Health	108,333	9,293,888
Evolent Health Class A †	101,981	1,949,877
Glaukos †	55,270	6,541,204
Haemonetics †	41,524	3,435,281
Halozyme Therapeutics †	59,882	3,135,422
HealthEquity †	32,509	2,802,276
Hims & Hers Health †	82,054	1,656,670
ICON †	18,482	5,793,553
Inari Medical †	56,325	2,712,049
Insmed †	56,280	3,770,760
Ionis Pharmaceuticals †	41,537	1,979,653
iRhythm Technologies †	25,693	2,765,595
Kiniksa Pharmaceuticals International †	75,540	1,410,332
Lantheus Holdings †	52,201	4,191,218
Maravai LifeSciences Holdings Class A †	450,071	3,222,508
Myriad Genetics †	96,926	2,370,810
Natera †	34,713	3,759,071
NQ- OPTSG [0624] 0824 (3775187)    1

Schedule of investments
Optimum Small-Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Neogen †	177,066	$ 2,767,542
Neurocrine Biosciences †	38,137	5,250,321
Paragon 28 †	151,863	1,038,743
Phreesia †	107,340	2,275,608
Privia Health Group †	98,582	1,713,355
RadNet †	36,680	2,161,186
Sarepta Therapeutics †	25,591	4,043,378
SpringWorks Therapeutics †	44,162	1,663,583
Syndax Pharmaceuticals †	62,919	1,291,727
Tandem Diabetes Care †	83,756	3,374,529
TransMedics Group †	48,328	7,279,163
Twist Bioscience †	58,016	2,859,028
Ultragenyx Pharmaceutical †	47,006	1,931,947
US Physical Therapy	29,877	2,761,232
Vericel †	58,755	2,695,679
Viking Therapeutics †	34,572	1,832,662
Waystar Holding †	130,603	2,807,964
		148,642,871
Industrials — 18.40%
AAR †	32,415	2,356,571
Advanced Drainage Systems	22,025	3,532,590
ASGN †	49,482	4,362,828
Atkore	19,665	2,653,399
Axon Enterprise †	15,872	4,670,177
AZEK †	56,190	2,367,285
Bloom Energy Class A †	207,604	2,541,073
Boise Cascade	21,061	2,510,892
BWX Technologies	61,229	5,816,755
CACI International Class A †	8,929	3,840,631
Chart Industries †	22,557	3,255,877
Core & Main Class A †	62,173	3,042,747
Crane	25,384	3,680,172
Dycom Industries †	25,920	4,374,259
Embraer ADR †	173,099	4,465,954
Flowserve	53,380	2,567,578
FTAI Aviation	47,174	4,869,772
FTI Consulting †	22,759	4,905,247
Generac Holdings †	17,798	2,353,252
GXO Logistics †	40,733	2,057,017
Hexcel	57,411	3,585,317
ICF International	31,534	4,681,538
KBR	78,652	5,044,739
Kirby †	22,836	2,734,154
Knight-Swift Transportation Holdings	48,997	2,445,930
Kratos Defense & Security Solutions †	107,991	2,160,900
Leidos Holdings	35,934	5,242,052
MasTec †	16,383	1,752,817
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Montrose Environmental Group †	72,115	$ 3,213,444
MYR Group †	20,639	2,800,919
OPENLANE †	107,246	1,779,211
RB Global	20,929	1,598,138
Schneider National Class B	76,145	1,839,663
SPX Technologies †	31,330	4,453,246
SS&C Technologies Holdings	85,552	5,361,544
Tetra Tech	17,015	3,479,227
Verra Mobility †	168,736	4,589,619
Wabash National	105,672	2,307,877
Zurn Elkay Water Solutions	91,868	2,700,919
		131,995,330
Information Technology — 22.10%
Advanced Energy Industries	27,093	2,946,635
AppLovin Class A †	34,311	2,855,361
Axcelis Technologies †	13,280	1,888,283
BILL Holdings †	25,769	1,355,965
Box Class A †	158,503	4,190,819
Braze Class A †	59,276	2,302,280
Ciena †	71,965	3,467,274
Cognex	73,876	3,454,442
Confluent Class A †	230,556	6,808,319
CyberArk Software †	32,033	8,758,463
DoubleVerify Holdings †	60,767	1,183,133
Elastic †	47,648	5,427,584
Enphase Energy †	25,509	2,543,502
Entegris	41,738	5,651,325
First Solar †	22,366	5,042,638
FormFactor †	45,883	2,777,298
Itron †	28,517	2,822,042
Jamf Holding †	162,282	2,677,653
JFrog †	107,163	4,023,971
LiveRamp Holdings †	81,619	2,525,292
Lumentum Holdings †	43,176	2,198,522
Manhattan Associates †	8,398	2,071,619
MicroStrategy Class A †	2,633	3,626,905
MKS Instruments	34,072	4,449,122
Monday.com †	26,420	6,360,879
Nutanix Class A †	46,491	2,643,013
Onto Innovation †	13,069	2,869,430
PagerDuty †	112,281	2,574,603
PAR Technology †	56,028	2,638,358
PTC †	33,083	6,010,189
Pure Storage Class A †	45,074	2,894,201
Q2 Holdings †	59,227	3,573,165
Rogers †	18,721	2,257,940
SiTime †	37,742	4,694,350
Sprout Social Class A †	52,166	1,861,283
Super Micro Computer †	8,256	6,764,554

2    NQ- OPTSG [0624] 0824 (3775187)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Synaptics †	20,609	$ 1,817,714
Teradyne	42,123	6,246,420
Trimble †	44,945	2,513,324
Universal Display	19,924	4,189,021
Varonis Systems †	80,457	3,859,522
Vertex Class A †	110,856	3,996,359
Western Digital †	51,219	3,880,864
Zuora Class A †	183,368	1,820,844
		158,514,480
Materials — 2.86%
Avery Dennison	16,678	3,646,645
Element Solutions	196,790	5,336,945
International Flavors & Fragrances	62,969	5,995,278
Orion	123,759	2,715,272
Steel Dynamics	21,534	2,788,653
		20,482,793
Real Estate — 1.33%
DigitalBridge Group	155,788	2,134,295
Jones Lang LaSalle †	35,974	7,384,743
		9,519,038
Total Common Stocks (cost $622,390,383)		703,201,222

Convertible Preferred Stock — 0.01%
Honest Series D =, †, π	15,249	94,123
Total Convertible Preferred Stock (cost $697,718)		94,123

Warrant — 0.00%
DraftKings strike price $11.50, expiration date 4/23/25 =, †	399	0
Total Warrant (cost $0)		0

Short-Term Investments — 2.85%
Money Market Mutual Funds — 2.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	5,101,187	5,101,187
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	5,101,187	5,101,187
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	5,101,187	$ 5,101,187
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	5,101,187	5,101,187
Total Short-Term Investments (cost $20,404,748)		20,404,748

Total Value of Securities—100.90% (cost $643,492,849)		723,700,093
Liabilities Net of Receivables and Other Assets—(0.90%)		(6,441,024)
Net Assets Applicable to 53,689,502 Shares Outstanding—100.00%		$717,259,069
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $94,123 which represented percentage of 0.01% of the Fund’s net assets.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Honest Series D	8/3/15	$697,718	$94,123
Summary of abbreviations:
ADR – American Depositary Receipt

NQ- OPTSG [0624] 0824 (3775187)    3